UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-21676

Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Semiannual Report June 30, 2006

EATON VANCE

TAX-MANAGED

BUY-WRITE

INCOME

FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

INVESTMENT UPDATE

Walter A. Row
Eaton Vance
Management

Thomas Seto
Parametric Portfolio
Associates LLC

David Stein, Ph.D.
Parametric Portfolio
Associates LLC

Ronald M. Egalka
Rampart Investment
Management

The Fund

•      Eaton Vance Tax-Managed Buy-Write Income Fund (the Fund) is a diversified, closed-end investment company traded on the New York Stock Exchange under the symbol ETB.

•      Based on share price, the Fund had a total return of 8.73% for the six months ended June 30, 2006. This return resulted from an increase in share price to $18.85 on June 30, 2006, from $18.16 on December 31, 2005, and the reinvestment of $0.900 in quarterly distributions.

•      Based on net asset value (NAV), the Fund had a total return of 5.08% for the six months ended June 30, 2006. This return resulted from an increase in NAV per share to $19.46 on June 30, 2006, from $19.40 on December 31, 2005, and the reinvestment of $0.900 in quarterly distributions.

•      For comparison, the CBOE S&P 500 BuyWrite Index – an unmanaged stock-plus-covered-call index created and maintained by the Chicago Board Options Exchange – had a return of 4.88% during the same period.(1) The S&P 500 Stock Index – a broad-based, unmanaged, market index commonly used as a measure of overall U.S. stock market performance – had a total return of 2.71% during the same period.(1)

•      The Fund’s Lipper peer group, Lipper Options Arbitrage/Options Strategies Funds Classification, had a return of 4.28% during the same period.(1)

Management Discussion

•      The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing these objectives, the Fund invests in a diversified portfolio of common stocks that seeks to exceed the performance of the S&P 500 Stock Index,(1) sells S&P 500 call options on a continuous basis and employs a number of tax-management strategies.

•      The U.S. stock market demonstrated continuing volatility during the six months ended June 30, 2006. The market started the year slowly, faced with rising interest rates and soaring energy costs. The Federal Reserve continued its campaign of higher short-term rates, hiking its benchmark Federal Funds rate on four occasions during the six-month period. However, resilient consumer spending, surprisingly good corporate earnings and increasing merger activity propelled the market higher in the second quarter, netting modest gains for the six months ended June 30, 2006.

•      At June 30, 2006, the Fund held a diversified portfolio representing the broad spectrum of the U.S. economy. The Fund’s portfolio of investments tracked the S&P 500 Stock Index.(1) Among the Fund’s common stock holdings, its largest sector weightings at June 30 were financials, information technology, industrials, health care and consumer discretionary.

•      The Fund’s chief investment strategy seeks current earnings from option premiums. The level of option premium available from writing call options is dependent, to a large extent, on investors’ expectation of the future volatility of the underlying asset. This volatility expectation, or “implied volatility,” is the primary driving force in determining the level of option premiums. The implied volatility of equity index options rose significantly in the first half of 2006, in step with an increase in perceived investment risk due to economic, interest rate and geopolitical concerns.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com

(1)   It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

FUND PERFORMANCE

The high-premium environment allowed Rampart Investment Management, the Fund’s options manager, to in some cases, increase the degree to which call options were written “out-of-the-money.” A call option is out-of-the-money when its strike price is greater than the price of the underlying security. The Fund tends to write farther out-of-the-money options after a market decline – a good time to have more upside exposure. Conversely, the Fund tends to write closer-to-the-money options after a period of market strength – a good time to be taking a more conservative position. In effect, this strategy seeks to emulate a “buy low (less hedge)/sell high (more hedge)” investment approach.

•      As part of its tax-managed strategy, management continued to employ tax-efficient investment techniques. These included harvesting losses to offset gains, using cash flows to avoid excess turnover, and monitoring holding periods to optimize favorable tax treatment for dividends and capital gains.

Sector Weightings(1)

By total investments

(1)   Reflects the Fund’s total investments as of June 30, 2006. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Performance

Average Annual Total Returns (by share price, New York Stock Exchange)

One Year	3.64%
Life of Fund (4/29/05)	7.01

Average Annual Total Returns (at net asset value)

One Year	8.96%
Life of Fund (4/29/05)	9.96

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Ten Largest Holdings(2)

By total investments

Exxon Mobil Corp.	3.5%
General Electric Co.	3.4
Citigroup, Inc.	2.6
Bank of America Corp.	2.4
Microsoft Corp.	2.2
Procter & Gamble Co.	1.9
Chevron Corp.	1.7
Wal-Mart Stores, Inc.	1.6
Johnson & Johnson	1.5
Altria Group, Inc.	1.5

(2)   Ten Largest Holdings represented 22.3% of the Fund’s total investments as of June 30, 2006. Fund information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%
Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co.	15,284	$1,251,912
Honeywell International, Inc.	64,761	2,609,868
Northrop Grumman Corp.	26,780	1,715,527
Rockwell Collins, Inc.	7,248	404,946
United Technologies Corp.	82,514	5,233,038
		$11,215,291
Air Freight & Logistics — 0.7%
United Parcel Service, Inc., Class B	38,559	$3,174,562
		$3,174,562
Airlines — 0.2%
Southwest Airlines Co.	63,600	$1,041,132
		$1,041,132
Auto Components — 0.5%
BorgWarner, Inc.	16,316	$1,062,172
Goodyear Tire & Rubber Co.(1)	14,940	165,834
Johnson Controls, Inc.	13,713	1,127,483
		$2,355,489
Beverages — 3.0%
Anheuser-Busch Companies, Inc.	79,253	$3,613,144
Coca-Cola Co.	130,353	5,607,786
PepsiCo, Inc.	82,053	4,926,462
		$14,147,392
Biotechnology — 1.0%
Amgen, Inc.(1)	57,391	$3,743,615
Biogen Idec, Inc.(1)	22,055	1,021,808
		$4,765,423
Capital Markets — 3.8%
Ameriprise Financial, Inc.	0	$9
Amvescap PLC	54,842	1,014,029
Bank of New York Co., Inc.	99,510	3,204,222
Credit Suisse Group	21,404	1,198,410
Federated Investors, Inc.	32,602	1,026,963
Franklin Resources, Inc.	31,557	2,739,463
Goldman Sachs Group, Inc.	1,369	205,939

Security	Shares	Value
Capital Markets (continued)
Lehman Brothers Holdings, Inc.	52,278	$3,405,912
Merrill Lynch & Co., Inc.	31,837	2,214,582
Morgan Stanley	49,306	3,116,632
		$18,126,161
Chemicals — 1.2%
Ashland, Inc.	6,811	$454,294
E.I. du Pont de Nemours and Co.	77,067	3,205,987
Eastman Chemical Co.	31,031	1,675,674
Rohm and Haas Co.	7,911	396,499
		$5,732,454
Commercial Banks — 6.0%
Bank of America Corp.	240,939	$11,589,166
Comerica, Inc.	6,819	354,520
Compass Bancshares, Inc.	5,081	282,504
First Horizon National Corp.	5,141	206,668
Huntington Bancshares, Inc.	9,423	222,194
Marshall & Ilsley Corp.	8,458	386,869
National City Corp.	89,918	3,254,132
North Fork Bancorp, Inc.	76,283	2,301,458
Popular, Inc.	74,945	1,438,944
Wachovia Corp.	105,100	5,683,808
Wells Fargo & Co.	41,402	2,777,246
		$28,497,509
Commercial Services & Supplies — 1.4%
Acco Brands Corp.(1)	4,260	$93,294
Avery Dennison Corp.	13,376	776,611
Cintas Corp.	28,120	1,118,051
R.R. Donnelley & Sons Co.	57,895	1,849,745
Waste Management, Inc.	82,541	2,961,571
		$6,799,272
Communications Equipment — 3.9%
Alcatel SA(1)	19,853	$250,346
Cisco Systems, Inc.(1)	343,090	6,700,548
Corning, Inc.(1)	112,580	2,723,310
Harris Corp.	30,013	1,245,840
Motorola, Inc.	116,382	2,345,097
Nokia Oyj	48,082	974,141
QUALCOMM, Inc.	90,687	3,633,828
Research in Motion, Ltd.(1)	7,438	518,949
		$18,392,059

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Computer Peripherals — 3.0%
Dell, Inc.(1)	5,261	$128,421
Hewlett-Packard Co.	84,861	2,688,396
International Business Machines Corp.	92,742	7,124,440
McDATA Corp., Class A(1)	115,385	470,771
Network Appliance, Inc.(1)	18,516	653,615
Palm, Inc.(1)	57,092	919,181
Seagate Technology(1)	66,365	1,502,504
Synaptics, Inc.(1)	45,657	977,060
		$14,464,388
Construction & Engineering — 0.2%
Fluor Corp.	8,580	$797,339
		$797,339
Construction Materials — 0.1%
Vulcan Materials Co.	4,180	$326,040
		$326,040
Consumer Finance — 0.5%
American Express Co.	47,841	$2,546,098
		$2,546,098
Containers & Packaging — 0.2%
Bemis Co., Inc.	8,256	$252,799
Temple-Inland, Inc.	20,807	891,996
		$1,144,795
Distributors — 0.1%
Genuine Parts Co.	7,145	$297,661
		$297,661
Diversified Consumer Services — 0.3%
Career Education Corp.(1)	7,544	$225,490
H&R Block, Inc.	58,152	1,387,507
		$1,612,997
Diversified Financial Services — 3.8%
Citigroup, Inc.	254,762	$12,289,719
JPMorgan Chase & Co.	144,915	6,086,430
		$18,376,149

Security	Shares	Value
Diversified Telecommunication Services — 2.8%
AT&T, Inc.	179,156	$4,996,661
Citizens Communications Co.	161,433	2,106,701
Embarq Corp.(1)	1,725	70,708
Verizon Communications, Inc.	183,898	6,158,744
		$13,332,814
Electric Utilities — 0.9%
PPL Corp.	46,448	$1,500,270
Progress Energy, Inc.	67,182	2,880,092
		$4,380,362
Electrical Equipment — 0.7%
Emerson Electric Co.	38,120	$3,194,837
		$3,194,837
Energy Equipment & Services — 2.0%
BJ Services Co.	14,716	$548,318
Diamond Offshore Drilling, Inc.	24,769	2,078,862
Halliburton Co.	52,886	3,924,670
Noble Corp.	34,571	2,572,774
Schlumberger, Ltd.	7,932	516,453
		$9,641,077
Food & Staples Retailing — 2.0%
CVS Corp.	68,200	$2,093,740
SUPERVALU, Inc.	6,564	201,515
Wal-Mart Stores, Inc.	153,270	7,383,016
		$9,678,271
Food Products — 0.2%
ConAgra Foods, Inc.	27,892	$616,692
Kellogg Co.	10,675	516,990
		$1,133,682
Gas Utilities — 0.2%
Nicor, Inc.	16,441	$682,301
Peoples Energy Corp.	5,183	186,122
		$868,423
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.	58,113	$2,136,234
Medtronic, Inc.	65,992	3,096,345
		$5,232,579

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp.	8,636	$362,021
Genesis HealthCare Corp.(1)	9,286	439,878
Humana, Inc.(1)	14,697	789,229
Laboratory Corporation of America Holdings(1)	22,885	1,424,134
Manor Care, Inc.	20,903	980,769
McKesson Corp.	53,241	2,517,234
Omnicare, Inc.	21,501	1,019,577
Quest Diagnostics, Inc.	7,288	436,697
UnitedHealth Group, Inc.	61,522	2,754,955
WellPoint, Inc.(1)	25,106	1,826,964
		$12,551,458
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	74,669	$3,116,684
CKE Restaurants, Inc.	29,353	487,553
Darden Restaurants, Inc.	32,472	1,279,397
Harrah's Entertainment, Inc.	25,739	1,832,102
International Game Technology	16,121	611,631
Starwood Hotels & Resorts Worldwide, Inc.	17,410	1,050,519
Tim Hortons, Inc.(1)	21,038	541,728
Yum! Brands, Inc.	19,547	982,628
		$9,902,242
Household Durables — 0.9%
D.R. Horton, Inc.	21,963	$523,159
Fortune Brands, Inc.	18,128	1,287,269
Garmin, Ltd.	7,798	822,221
Stanley Works	29,637	1,399,459
Whirlpool Corp.	3,293	272,166
		$4,304,274
Household Products — 1.9%
Procter & Gamble Co.	158,855	$8,832,338
		$8,832,338
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	28,608	$1,710,472
		$1,710,472

Security	Shares	Value
Industrial Conglomerates — 4.5%
3M Co.	31,515	$2,545,467
General Electric Co.	494,970	16,314,211
Tyco International, Ltd.	95,243	2,619,182
		$21,478,860
Insurance — 5.4%
ACE, Ltd.	26,943	$1,363,046
Allstate Corp.	66,029	3,613,767
American International Group, Inc.	108,336	6,397,241
AON Corp.	12,982	452,033
Lincoln National Corp.	7,151	403,602
Marsh & McLennan Cos., Inc.	101,972	2,742,027
MetLife, Inc.	68,155	3,490,218
PartnerRe, Ltd.	23,326	1,494,030
Prudential Financial, Inc.	51,953	4,036,748
St. Paul Travelers Cos., Inc.	37,065	1,652,358
		$25,645,070
Internet Software & Services — 1.3%
eBay, Inc.(1)	47,414	$1,388,756
Google, Inc., Class A(1)	11,743	4,924,192
		$6,312,948
IT Services — 1.4%
Automatic Data Processing, Inc.	37,355	$1,694,049
CheckFree Corp.(1)	25,451	1,261,352
Cognizant Technology Solutions Corp., Class A(1)	11,841	797,728
Euronet Worldwide, Inc.(1)	7,444	285,626
MoneyGram International, Inc.	22,219	754,335
Paychex, Inc.	46,213	1,801,383
Unisys Corp.(1)	33,075	207,711
		$6,802,184
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	11,414	$271,425
		$271,425
Life Sciences Tools & Services — 0.3%
Applera Corp.-Applied Biosystems Group	10,719	$346,760
Fisher Scientific International, Inc.(1)	12,780	933,579
		$1,280,339

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Machinery — 1.6%
Deere & Co.	37,296	$3,113,843
Eaton Corp.	37,227	2,806,916
Parker Hannifin Corp.	15,868	1,231,357
Trinity Industries, Inc.	14,353	579,861
		$7,731,977
Media — 3.1%
CBS Corp., Class B	24,994	$676,088
Comcast Corp., Class A(1)	50,092	1,640,012
Cox Radio, Inc., Class A(1)	8,581	123,738
Dow Jones & Co., Inc.	64,330	2,252,193
Meredith Corp.	4,689	232,293
NTL, Inc.	29,641	738,061
Time Warner, Inc.	256,667	4,440,339
Walt Disney Co.	163,975	4,919,250
		$15,021,974
Metals & Mining — 1.4%
Alcan, Inc.	19,051	$894,254
Alcoa, Inc.	36,102	1,168,261
Freeport-McMoRan Copper & Gold, Inc., Class B	35,486	1,966,279
Nucor Corp.	46,242	2,508,629
		$6,537,423
Multiline Retail — 0.9%
Federated Department Stores, Inc.	26,215	$959,469
Nordstrom, Inc.	44,718	1,632,207
Saks, Inc.	30,588	494,608
Sears Holdings Corp.(1)	7,626	1,180,810
		$4,267,094
Multi-Utilities — 2.3%
Ameren Corp.	53,360	$2,694,680
CenterPoint Energy, Inc.	17,504	218,800
Consolidated Edison, Inc.	18,179	807,875
DTE Energy Co.	4,649	189,400
NiSource, Inc.	111,431	2,433,653
NorthWestern Corp.	25,000	858,750
Public Service Enterprise Group, Inc.	48,830	3,228,640
TECO Energy, Inc.	13,039	194,803
Xcel Energy, Inc.	12,009	230,333
		$10,856,934

Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	130,448	$8,095,603
ConocoPhillips	97,298	6,375,938
El Paso Corp.	26,406	396,090
EOG Resources, Inc.	32,118	2,227,062
Exxon Mobil Corp.	273,409	16,773,642
Kerr-McGee Corp.	26,584	1,843,600
Parallel Petroleum Corp.(1)	15,000	370,650
Peabody Energy Corp.	8,828	492,161
Valero Energy Corp.	30,355	2,019,215
Williams Cos., Inc.	96,877	2,263,047
		$40,857,008
Paper and Forest Products — 0.2%
MeadWestvaco Corp.	33,483	$935,180
		$935,180
Personal Products — 0.2%
Alberto-Culver Co.	4,761	$231,956
Estee Lauder Cos., Inc., Class A	10,484	405,416
USANA Health Services, Inc.(1)	3,481	131,930
		$769,302
Pharmaceuticals — 6.1%
Abbott Laboratories	71,142	$3,102,503
Bristol-Myers Squibb Co.	176,539	4,565,299
Cypress Bioscience, Inc.(1)	55,496	340,745
Eli Lilly & Co.	43,712	2,415,962
Johnson & Johnson Co.	123,184	7,381,185
Merck & Co., Inc.	82,376	3,000,958
Pfizer, Inc.	206,384	4,843,832
Wyeth	82,703	3,672,840
		$29,323,324
Real Estate Investment Trusts (REITs) — 0.8%
Host Hotels & Resorts, Inc.	10,658	$233,090
Plum Creek Timber Co., Inc.	15,428	547,694
Simon Property Group, Inc.	37,495	3,109,835
		$3,890,619
Road & Rail — 0.2%
Union Pacific Corp.	8,693	$808,101
		$808,101

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	31,200	$1,002,768
Applied Materials, Inc.	104,209	1,696,523
Broadcom Corp., Class A(1)	17,775	534,139
Intel Corp.	370,357	7,018,265
Intersil Corp., Class A	51,768	1,203,606
KLA-Tencor Corp.	23,763	987,828
Maxim Integrated Products, Inc.	45,303	1,454,679
PMC-Sierra, Inc.(1)	25,020	235,188
		$14,132,996
Software — 2.9%
Adobe Systems, Inc.(1)	31,985	$971,065
Microsoft Corp.	450,576	10,498,421
Oracle Corp.(1)	162,224	2,350,626
Quest Software, Inc.(1)	17,700	248,508
		$14,068,620
Specialty Retail — 2.1%
Bed Bath and Beyond, Inc.(1)	29,749	$986,774
Best Buy Co., Inc.	15,110	828,632
Home Depot, Inc.	123,241	4,410,795
Men's Wearhouse, Inc.	19,093	578,518
Office Depot, Inc.(1)	12,839	487,882
Sherwin-Williams Co.	5,094	241,863
Staples, Inc.	77,430	1,883,098
Tiffany & Co.	14,641	483,446
		$9,901,008
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	36,327	$2,942,487
Polo Ralph Lauren Corp.	9,575	525,668
		$3,468,155
Thrifts & Mortgage Finance — 1.2%
Commercial Capital Bancorp	12,562	$197,852
Countrywide Financial Corp.	79,997	3,046,286
MGIC Investment Corp.	30,567	1,986,855
PFF Bancorp, Inc.	7,488	248,302
Sovereign Bancorp, Inc.	5,380	109,272
Washington Mutual, Inc.	5,727	261,037
		$5,849,604

Security	Shares	Value
Tobacco — 2.1%
Altria Group, Inc.	97,480	$7,157,956
Reynolds American, Inc.	13,562	1,563,699
UST, Inc.	32,881	1,485,892
		$10,207,547
Wireless Telecommunication Services — 0.8%
Alltel Corp.	49,391	$3,152,628
NII Holdings, Inc.(1)	10,118	570,453
Sprint Nextel Corp.	8,349	166,897
		$3,889,978
Total Common Stocks (identified cost $443,833,936)		$482,882,710
Total Investments — 101.2% (identified cost $443,833,936)		$482,882,710
Covered Call Options Written — (1.6)%

	Number of Contracts	Premiums Received	Value
S & P 500 Index, Expires 7/22/06, Strike 1,255.00	795	$1,318,110	$(2,170,350)
S & P 500 Index, Expires 7/22/06, Strike 1,265.00	1,596	2,431,888	(3,351,600)
S & P 500 Index, Expires 7/22/06, Strike 1,275.00	1,143	1,824,147	(1,634,490)
S & P 500 Index, Expires 7/22/06, Strike 1,280.00	235	377,880	(253,800)
TOTAL
Total Call Options Written (premiums recieved $5,952,025)			$(7,410,240)
Other Assets, Less Liabilities — 0.4%			$1,740,838
Net Assets — 100.0%			$477,213,308

(1)  Non-income producing security.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2006

Assets
Investments, at value (identified cost, $443,833,936)	$482,882,710
Cash	1,490,814
Dividends and interest receivable	737,881
Tax reclaim receivable	837
Total assets	$485,112,242
Liabilities
Written options outstanding, at value (premiums received $5,952,025)	$7,410,240
Payable to affiliate for investment advisory fees	387,490
Payable to affiliate for Trustees' fees	4,754
Accrued expenses	96,450
Total liabilities	$7,898,934
Net assets applicable to common shares	$477,213,308
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized, 24,526,684 shares issued and outstanding	$245,267
Additional paid-in capital	452,124,784
Undistributed net realized gain (computed on the basis of identified cost)	6,739,973
Distributions in excess of net investment income	(19,487,275)
Net unrealized appreciation (computed on the basis of identified cost)	37,590,559
Net assets applicable to common shares	$477,213,308
Net Asset Value Per Common Share
($477,213,308 ÷ 24,526,684 common shares issued and outstanding)	$19.46

Statement of Operations

For the Six Months Ended
June 30, 2006

Investment Income
Dividends (net of foreign taxes, $996)	$5,156,680
Interest	47,510
Total investment income	$5,204,190
Expenses
Investment adviser fee	$2,374,800
Custodian fee	116,405
Printing and postage	65,886
Transfer and dividend disbursing agent fees	32,825
Legal and accounting services	16,881
Miscellaneous	10,653
Total expenses	$2,617,450
Net investment income	$2,586,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$855,708
Written options	19,874,671
Net realized gain	$20,730,379
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$6,706,942
Written options	(6,515,114)
Net change in unrealized appreciation (depreciation)	$191,828
Net realized and unrealized gain	$20,922,207
Net increase in net assets from operations	$23,508,947

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006 (Unaudited)	Period Ended December 31, 2005(1)
From operations — Net investment income	$2,586,740	$3,390,016
Net realized gain (loss) from investment transactions and written options	20,730,379	(10,599,708)
Net change in unrealized appreciation (depreciation) from investments and written options	191,828	37,398,731
Net increase in net assets from operations	$23,508,947	$30,189,039
Distributions to common shareholders — From net investment income	$(22,074,015)	$(3,390,016)
From net realized gain	—	(3,390,698)
Tax return of capital	—	(15,277,905)
Total distributions to common shareholders	$(22,074,015)	$(22,058,619)
Capital share transactions — Proceeds from sale of common shares	$—	$467,837,500 (2)
Reinvestment of distributions to common shareholders	—	418,869
Offering costs	(37,898)	(670,515)
Net decrease (increase) from capital share transactions	$(37,898)	$467,585,854
Net increase in net assets	$1,397,034	$475,716,274
Net Assets Applicable to Common Shares
At beginning of period	$475,816,274	$100,000
At end of period	$477,213,308	$475,816,274
Distributions in excess of net investment income included in net assets applicable to common shares
At end of period	$(1,025,724)	$—

(1)  For the period from the start of business, April 29, 2005, to December 31, 2005.

(2)  Proceeds from sales of shares net of sales load paid of $22,162,500.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended June 30, 2006		Year Ended December 31,
	(Unaudited)(1)		2005(1)(2)
Net asset value — Beginning of period	$19.400		$19.100	(3)
Income from operations
Net investment income	$0.105		$0.140
Net realized and unrealized gain	0.857		1.088
Total income from operations	$0.962		$1.228
Less distributions
From net investment income	$(0.900)		$(0.138)
From net realized gain	—		(0.138)
From tax return of capital	—		(0.624)
Total distributions to common shareholders	$(0.900)		$(0.900)
Common shares offering costs charged to paid-in capital	$(0.002)		$(0.028)
Net asset value — End of period	$19.460		$19.400
Market value — End of period	$18.850		$18.160
Total Investment Return on Net Asset Value	5.08	%(4)	6.35	%(5)†
Total Investment Return on Market Value	8.73	%(4)	(0.45	)%(5)†
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000's omitted)	$477,213		$475,816
Ratios (As a percentage of average net assets):
Net expenses	1.10	%(6)	1.11	%(6)
Net investment income	1.09	%(6)	1.06	%(6)
Portfolio Turnover	12%		10%
† The operating expenses of the Fund may reflect reimbursement of organization expenses by the Advisor.
Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average net assets):
Expenses			1.12	%(6)
Net investment income			1.06	%(6)
Net investment income per share			$0.140

(1)  Computed using average common shares outstanding.

(2)  For the period from the start of business, April 29, 2005, to December 31, 2005.

(3)  Net Asset Value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(4)  Returns are historical and are calculated by determining the percentage change in market value or net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported. Total investment return on net asset value and total return on market value are not computed on an annualized basis.

(6)  Annualized.

See notes to financial statements

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated November 17, 2004. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. The Fund will pursue its investment objectives by investing primarily in a diversified portfolio of common stocks that seeks to exceed the total return performance of the S & P 500. Under normal market conditions, the Fund will seek to generate current earnings in part by writing index call options on the S & P 500. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Fund for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable income, including any net realized capital gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2005, net capital losses of $8,933,506 attributable to security transactions incurred after October 31, 2005 are treated as arising on the first day of the Fund's taxable year ending December 31, 2006.

D  Written Options — Upon the writing of a call option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Fund's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put), and as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

E  Offering Costs — Costs incurred by the Fund in connection with the offering of the common shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations. For the six months ended June 30, 2006, there were no credit balances used to reduce the Fund's custodian fee.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

  2  Distribution to Shareholders

The Fund intends to make quarterly distributions of net investment income and short-term gains in excess of long-term capital losses. At least annually the Fund intends to distribute all or substantially all of its net realized capital gains, if any. In certain circumstances, a portion of distributions to shareholders may be characterized as a return of capital for federal income tax purposes. As of June 30, 2006, the amount estimated to be a tax return of capital was approximately $18,461,551. The final determination of tax characteristics of the Fund's distributions will occur after the end of the year, at which time it will be reported to the shareholders. As portfolio and market conditions change, the rate of distributions and the Fund's distribution policy could change. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Under the advisory agreement, EVM receives a monthly advisory fee in the amount of 1.00% annually of average daily gross assets of the Fund. For the six months ended June 30, 2006, the advisory fee amounted to $2,374,800. Pursuant to sub-advisory agreements, EVM has delegated a portion of the investment management to Parametric Portfolio Associates, LLC (Parametric), an affiliate, and EVM has delegated the investment management of the Fund's option strategy to Rampart Investment Management Company (Rampart). EVM pays Parametric and Rampart a portion of the advisory fee for sub-advisory services provided to the Fund.

Eaton Vance Tax-Managed Buy-Write Income Fund as of June 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organization.

  4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $59,620,404 and $60,053,721 respectively, for the six months ended June 30, 2006.

  5  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at June 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$443,833,936
Gross unrealized appreciation	$48,330,231
Gross unrealized depreciation	(9,281,457)
Net unrealized appreciation	$39,048,774

  6  Common Shares of Beneficial Interest

The Agreement and Declaration of Trust permits the Fund to issue an unlimited number of full and fractional $0.01 par value common shares of beneficial interest. Transactions in common shares were as follows:

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005(1)
Sales	—	24,505,000
Issued to shareholders electing to receive payments of distributions in Fund shares	—	21,684
Net increase	—	24,526,684

(1)  For the period from the start of business, April 29, 2005, to December 31, 2005.

  7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2006 is included in the Portfolio of Investments.

Written call options activity for the six months ended June 30, 2006 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,813	$6,086,874
Options written	22,259	33,331,864
Options terminated in closing purchase transactions	(22,303)	(33,466,713)
Outstanding, end of period	3,769	$5,952,025

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

Eaton Vance Tax-Managed Buy-Write Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of

Eaton Vance Tax-Managed Buy-Write Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance Tax-Managed Buy-Write Income Fund (the "Fund") with Eaton Vance Management (the "Adviser"), and the sub-advisory agreements with Parametric Portfolio Associates, LLC ("PPA") and Rampart Investment Management Company, Inc. ("Rampart," and with PPA, the "Sub-advisers") including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the respective agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreements for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-advisers.

The Board considered the Adviser's and the Sub-advisers' management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising each Sub-adviser and coordinating their activities in implementing the Fund's investment strategy. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S & P 500 Index. With respect to PPA, the Board noted PPA's experience in deploying quantitative-based investment strategies. With respect to Rampart, the Board considered Rampart's business reputation and its options strategy and its past experience in implementing this strategy.

The Board reviewed the compliance programs of the Adviser and Sub-advisers and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-advisers, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory and sub-advisory agreements.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the period from

Eaton Vance Tax-Managed Buy-Write Income Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

inception (April 2005) through September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the period from inception (April 2005) through September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including PPA, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including PPA, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser and its affiliates as a result of securities transactions effected for the Fund and other investment advisory clients. The Board also concluded that, in light of its roles as a sub-adviser not affiliated with the Adviser, Rampart's profitability in managing the Fund was not a material factor.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including PPA, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser's profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Tax-Managed Buy-Write Income Fund

INVESTMENT MANAGEMENT

Officers
Duncan W. Richardson
President
Thomas E. Faust Jr.
Vice President
James B. Hawkes
Vice President and Trustee
Michael R. Mach
Vice President
Cliff Quisenberry, Jr.
Vice President
Judith A. Saryan
Vice President
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Tax-Managed Buy-Write Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Advisers of Eaton Vance Tax-Managed Buy-Write Income Fund
Parametric Portfolio Associates

1151 Fairview Avenue N.
Seattle, WA 98109

Rampart Investment Management

One International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Buy-Write Income Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 43027
Providence, RI 02940-3027
(800) 262-1122

Eaton Vance Tax-Managed Buy-Write Income Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

2427-8/06  CE-TMBWISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	August 15, 2006

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 15, 2006